Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Class A Common Stock Reflected on the Balance Sheet are Reconciled
As of September 30, 2023 and December 31, 2022, the Class A common stock reflected on the condensed balance sheets are reconciled in the following table:

Gross proceeds from IPO	$225,000,000
Less:
Proceeds allocated to Public Warrants	(6,768,825)
Over-allotment liability	(228,557)
Class A common stock issuance costs	(12,609,646)
Plus:
Accretion of carrying value to redemption value	21,862,661

Class A common stock subject to possible redemption as of December 31, 2022	$227,255,633
Plus:
Accretion of carrying value to redemption value	1,873,014

Class A common stock subject to possible redemption as of March 31, 2023	$229,128,647
Less:
Redemptions	(187,030,705)
Plus:
Accretion of carrying value to redemption value	1,567,030

Class A common stock subject to possible redemption as of June 30, 2023	$43,664,972
Plus:
Accretion of carrying value to redemption value	896,326

Class A common stock subject to possible redemption as of September 30, 2023	$44,561,298

As of December 31, 2022 and December 31, 2021, the Class A common stock reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$225,000,000
Less:
Proceeds allocated to Public Warrants	(6,768,825)
Over-allotment liability	(228,557)
Class A common stock issuance costs	(12,609,646)

Plus:
Remeasurement of carrying value to redemption value	19,615,621

Class A common stock subject to possible redemption as of December 31, 2021	$225,008,593
Plus:
Remeasurement of carrying value to redemption value	2,247,040

Class A common stock subject to possible redemption as of December 31, 2022	$227,255,633

Schedule of Basic and Diluted Net Income (loss) Per Share of Ordinary Share
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of common stock:

	For the Three Months Ended September 30, 2023
	Class A	Class B
B asic and diluted net income per common share
Numerator:
Allocation of net income	$1,486,239	$151
Denominator:
Basic and diluted weighted average common share outstanding	9,855,829	1,000

Basic and diluted net income per common share	$0.15	$0.15

	For the Nine Months Ended September 30, 2023
	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income	$1,703,469	$298,171
Denominator:
Basic and diluted weighted average common share outstanding	16,247,388	2,843,901

Basic and diluted net income per common share	$0.10	$0.10

	For the Three Months Ended September 30, 2022
	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(215,594)	$(53,899)
Denominator:
Basic and diluted weighted average common share outstanding	22,500,000	5,625,000

Basic and diluted net loss per common share	$(0.01)	$(0.01)

	For the Nine Months Ended September 30, 2022
	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income	$3,724,637	$931,159
Denominator:
Basic and diluted weighted average common share outstanding	22,500,000	5,625,000

Basic and diluted net income per common share	$0.17	$0.17

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of common stock:

	Year Ended December 31, 2022		For the Period from January 28, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income	$2,933,509	$733,377	$1,547,322	$598,963
Denominator:
Weighted average shares outstanding	22,500,000	5,625,000	14,531,250	5,625,000

Basic and diluted net income per share	$0.13	$0.13	$0.11	$0.11

LGM ENTERPRISES, LLC [Member]
Schedule of Depreciation and Amortization	Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Transportation equipment	5-20 years
Office furniture and equipment	3-10 years
Leasehold improvements	Shorter of remaining lease term or useful life